Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41431
Entity Registrant Name	Polestar Automotive Holding UK PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Gothenburg
Entity Address, Country	SE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001884082
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Gothenburg
Entity Address, Country	SE
Contact Personnel Name	Michael Lohscheller
Country Region	+1
City Area Code	551
Local Phone Number	284 9479
Class A American Depositary Shares, each representing thirty Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A American Depositary Shares, each representing thirty Ordinary Shares
Trading Symbol	PSNY
Security Exchange Name	NASDAQ
Class A Shares
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.01 each*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,745,232,339
Class C-1 American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Class C-1 American Depositary Shares
Trading Symbol	PSNYW
Security Exchange Name	NASDAQ
Class C-1 Shares
Document Information [Line Items]
Title of 12(b) Security	Class C-1 Ordinary Shares, par value $0.10 each**
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class C-1 Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,499,965
Class B Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,892,575
Class C-2 Shares | Polestar Automotive Holding UK PLC ("Parent")
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,500,000